Commitments and Contingencies (Details) - Schedule of Other Information Related	Sep. 30, 2023	Dec. 31, 2022
Schedule Of Other Information Related Abstract
Weighted average remaining lease term in years	6 months	3 months
Weighted average discount rate	15.00%	15.00%